Notes to the consolidated statements of income - Deferred income tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	€ 1,569,895	€ 1,598,149
Total deferred tax liabilities	2,193,691	2,151,241
Net deferred tax liabilities	(623,796)	(553,092)
Trade accounts receivable
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	23,448	21,407
Total deferred tax liabilities	27,311	47,378
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	62,663	73,078
Total deferred tax liabilities	5,875	3,808
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	6,875	5,587
Total deferred tax liabilities	886,696	834,190
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	86,182	83,946
Total deferred tax liabilities	267,064	276,922
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	894,451	904,265
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities	793,855	818,314
Provisions and other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	212,167	197,765
Total deferred tax liabilities	6,533	15,423
Pension liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	93,431	168,278
Total deferred tax liabilities	65
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	113,713	97,287
Derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	1,893	4,211
Total deferred tax liabilities	4,204	700
Compensation expense related to stock options
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	1,190	1,763
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	73,882	40,562
Total deferred tax liabilities	€ 202,088	€ 154,506